Annual Fund Operating Expenses - Amplify HACK Cybersecurity Covered Call ETF - Amplify HACK Cybersecurity Covered Call ETF	Jan. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.65%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.